Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 278,904	$ 80,848
Accounts receivable, net		26,023	2,992
Prepaid expenses and other current assets		6,113	3,629
Total current assets		311,040	87,469
Property and equipment, net		20,874	24,923
Operating lease right-of-use assets		21,495	0
Intangible assets, net		4,469	7,967
Goodwill		33,159	33,159
Deferred tax asset, net		1,477	1,235
Long-term investments		4,292	0
Other noncurrent assets		348	134
Total assets		397,154	154,887
Current liabilities
Accounts payable		5,043	1,301
Accrued compensation and related expenses		6,600	3,269
Accrued expenses and other current liabilities		3,021	2,747
Deferred revenue		3,077	751
Pet parent deposits		28,269	7,931
Pet service provider liabilities		10,894	6,140
Debt, current portion		0	4,128
Operating lease liabilities, current portion		2,433	0
Total current liabilities		59,337	26,267
Deferred rent, net of current portion		0	2,248
Debt, net of current portion		0	33,398
Operating lease liabilities, net of current portion		25,198	0
Derivative warrant liabilities		19,943	0
Other noncurrent liabilities		84	4,659
Total liabilities		104,562	66,572
Commitments and contingencies (Note 11)
Redeemable convertible preferred stock, $0.00001 par value, no shares and 87,611 authorized as of December 31, 2021 and 2020, respectively; no shares and 90,814 shares issued and outstanding as of December 31, 2021 and 2020, respectively; aggregate liquidation preference of $294,802 as of December 31, 2020	[1]	0	290,427
Stockholders’ equity (deficit):
Preferred stock, $0.0001 par value, 10,000 and no shares authorized as of December 31, 2021 and 2020, respectively; no shares issued and outstanding as of December 31, 2021 and 2020, respectively		0	0
Common stock, $0.0001 par value, 990,000 and 144,250 shares authorized as of December 31, 2021 and 2020, respectively; 177,342 and 30,398 shares issued and outstanding as of December 31, 2021 and 2020, respectively		18	3
Additional paid-in capital		612,680	53,909
Accumulated other comprehensive income		220	253
Accumulated deficit		(320,326)	(256,277)
Total stockholders’ equity (deficit)		292,592	(202,112)
Total liabilities, redeemable convertible preferred stock and stockholders’ equity (deficit)		$ 397,154	$ 154,887

[1]	(1) The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger, have been retroactively restated as shares reflecting the exchange ratio of approximately 1.0379 established in the Merger described in Note 1.